Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company has one operating and reportable segment, which derives revenue primarily from the sale of Zola coconut water. The Company's Chief Executive Officer is the Company’s chief operating decision maker ("CODM"). The CODM uses net income (loss) for purposes of evaluating performance, forecasting future period financial results, allocating resources and setting incentive targets. The CODM evaluates segment business performance based primarily on consolidated net income (loss) (from continuing operations) as reported on the consolidated statements of operations and comprehensive income (loss). The CODM considers budget-to-actual variances on a monthly basis for net income (loss) when making decisions. Segment assets provided to the CODM are consistent with those reported on the consolidated balance sheets.

Information about the Company’s segment operations during the three months ended March 31, 2025 and 2024, are as follows (in thousands):

	Three Months Ended March 31,
	2025	2024
Total revenues	$1,200	$987
Product COGS	(569)	(316)
Other Adjustments	(113)	(155)
Human capital & technology	(464)	(955)
Corporate expenses	(402)	(304)
Advertising & marketing	(11)	(8)
Outside services	(589)	(700)
Depreciation	(13)	(51)
Other SG&A	(259)	(45)
Interest income	207	45
Change in fair value of common stock warrant and option liabilities	1,862	593
Other segment items	1,750	(39)
Net income (loss) from continuing operations	$2,599	$(947)

Other segment items consist of research and development expenses, gain on sale of intangible assets, change in fair value of contingent consideration, impairment of property and equipment, and other income.

Note 19. Segment Reporting

The Company has one operating and reportable segment, which derives revenue primarily from the sale of Zola coconut water. The Company's Chief Executive Officer is the Company’s chief operating decision maker ("CODM"). The CODM uses net loss for purposes of evaluating performance, forecasting future period financial results, allocating resources and setting incentive targets. The CODM evaluates segment business performance based primarily on consolidated net loss (from continuing operations) as reported on the consolidated statements of operations and comprehensive loss. The CODM considers budget-to-actual variances on a monthly basis for net loss when making decisions. Segment assets provided to the CODM are consistent with those reported on the consolidated balance sheets.

Information about the Company’s segment operations as of and for the years ended December 31, 2024 and 2023, are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Total revenues	$5,045	$4,454
Product COGS	(2,484)	(2,023)
Other Adjustments	(479)	(151)
Human capital & technology	(4,222)	(3,598)
Corporate expenses	(1,323)	(1,568)
Advertising & marketing	(51)	(195)
Outside services	(3,133)	(2,094)
Depreciation	(113)	(287)
Other SG&A	(799)	(492)
Interest income	782	695
Income tax expense	(8)	(8)
Change in fair value of common stock warrant and option liabilities	(1,474)	6,544
Other segment items	3,942	(6,606)
Net loss from continuing operations	$(4,317)	$(5,329)

Other segment items consist of research and development expenses, gain on sale of intangible assets, gain on sale of property and equipment, impairment of property and equipment, impairment of ROU asset, other income, valuation loss on March 2023 PIPE and issuance and offering costs allocated to liability classified options.

Geographic Data

Revenues based on the location of the customers, are as follows (in thousands):

	Year Ended December 31,
	2024	2023
United States	$4,903	$4,156
Argentina	26	—
India	7	7
Canada	109	291
Total	$5,045	$4,454